STOCK OPTIONS AND WARRANTS - Schedule of Warrany Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Beginning Balance, number of shares	104,167
Beginning Balance, weighted average exercise price	$ 0.24
Warrants granted and assumed, number of shares	3,679,162
Warrants granted and assumed, weighted average exercise price	$ 1.02
Warrants expired, number of shares
Warrants expired, weighted average exercise price
Warrants cancelled, number of shares	104,164
Warrants cancelled, weighted average exercise price
Warrants exercised, number of shares
Warrants exercised, weighted average exercise price
Ending Balance, number of shares	3,679,162	104,167
Ending Balance, weighted average exercise price	$ 1.02	$ 0.24